UNITED STATES
          U. S.  SECURITIES AND EXCHANGE COMMISSION
          Washington, D. C. 20549

          FORM 24F-2
          Annual Notice of Securities Sold
          Pursuant to Rule 24f-2


              1.Name and address of issuer:

              The Variable Annuity Life Insurance Company
              2929 Allen Parkway, L7-01
              Houston, Texas 77019

              2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): all

              3.Investment Company Act File  Number:   811-3240
                Securities Act File  Number:    2-96223; 2-32783; 33-75292

              4(a). Last day of fiscal year for which this notice is filed:
                    December 31, 1997

              4(b) Check box if this Form is being filed late (i.e., more than
                   90 calendar days after the end of the issuer's fiscal year).
                                   (See instruction A.2)

                    Note: If this Form is being filed late, interest must be paid on the registration fee due.

              4(c).Check box if this is the last time issuer will be filing
                   this Form.     N/A

              5.Calculation of registration fee:

                (I) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):$2,588,928,460

                     (ii) Aggregate price of securities redeemed or
                          repurchased during the fiscal year:
                           $ 601,897,770

                     (iii)Aggregate price of securities redeemed or
                          repurchased during any prior fiscal year ending no earlier than October 11, 1997 that were not previously used to reduce registration fees
                          payable to the Commission:     $      0


                     (iv) Total available redemption credits (add Items
                          5(ii) and 5(iii): $601,897,770



                      (v) Net sales - If Item (5 (I) is greater than Item 5(iv)
                          [subtract Item 5(iv) from Item 5(I)]: $1,987,030,690


                      (vi) Redemption credits available for use in future
                           years     $(          )-if Item (5i) is less
                           than Item 5(iv) [subtract Item 5(iv) from
                           Item 5(I)]:


                      (vii)Multiply for determining registration fee (See
                           Instruction C.9):   x .000295

                      (viii)Registration fee due [multiply Item 5(v) by Item
                            5(vii)] (enter "O" if no fee is due):
                             =$ 586,174.05

               6.Prepaid Shares

                 If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other
                 units) deducted here:        .  If there is a number of
                 shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
                 here:             .

               7.Interest due--If this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                 +$

               8.Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                  =$ 586,174.05

               9.Date the registration fee and any interest payment was sent to the Commissions's lockbox depository: CIK# 0000354912 March 27, 1998

               Method of Delivery:

               X    Wire Transfer
                    Mail or other means

SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

          By (Signature  and Title)*

          Gregory R. Seward /s/, Assistant Controller
          Date   March 30, 1998

          * Please print the name and title of the signing officer below the signature.